Capitalized Software Development Costs, Net (Tables)	12 Months Ended
Dec. 31, 2018
Research and Development [Abstract]
Schedule of changes in capitalized software development costs
	Year ended December 31,
	2017	2018

Balance at the beginning of the year	$20,755	$23,761

Capitalization	5,567	5,160
Amortization	(4,824)	(4,859)
Functional currency translation adjustments	2,263	(1,628)

Balance at year end	$23,761	$22,434